Employee benefits - Full-time employee equivalents (Details) - employee	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Number of employees	153.7	183.6	146.8
Selling, General & Administrative
Employee benefits
Number of employees	81.2	56.5	40.4
Research & Development
Employee benefits
Number of employees	72.5	127.1	106.4